REVENUE RECOGNITION - Schedule of ASC 606 Adoption Impact On Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues, net	$ 780.6	$ 773.4	$ 698.1
Cost of revenues	523.9	519.5	444.6
Taxes (benefit) on earnings	5.7	(2.6)	22.8
Net earnings attributable to Varex	15.5	$ 27.5	$ 51.6
Balance without Adoption
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenues, net	781.2
Cost of revenues	524.7
Taxes (benefit) on earnings	5.7
Net earnings attributable to Varex	$ 15.3